Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2026	Oct. 31, 2025
Disclosure of credit risk exposure [line items]
ACL	$ 6,030	$ 5,739
Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	196,694	195,787
Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	196,924	196,033
ACL	230	246
Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,135	903
Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	1
Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	117,339	111,143
Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	50,557	53,199
Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,397	13,761
Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,679	3,272
Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,817	13,754
Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	93,378	91,867
Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	94,269	92,741
ACL	891	874
Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	614	627
Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,539	9,985
Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	41,356	21,997
Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,230	28,920
Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	13,073	12,557
Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,110	2,834
Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	16,347	15,821
Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	$ 11,359	$ 11,997
Loans: Credit cards | Principal | Low
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days
Loans: Credit cards | Interest | Low
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days
Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	$ 12,041	$ 12,649
ACL	682	652
Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,683	1,643
Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,106	2,133
Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,847	1,926
Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,184	4,741
Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,846	1,824
Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	375	382
Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	396,496	378,221
Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	399,940	381,499
ACL	3,444	3,278
Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,054	5,561
Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	215,092	192,580
Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	162,025	161,769
Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	17,769	21,589
Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	703,174	682,922
Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	697,927	677,872
Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	317,790	293,646
Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	783	689
Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,704	1,660
Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	226,755	204,457
Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	82,277	79,126
Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	7,837	9,092
Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	318,573	294,335
Stage 1 | Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	180,331	180,482
Stage 1 | Loans: Residential mortgages | FVTPL loans
Disclosure of credit risk exposure [line items]
FVTPL loans	67	79
Stage 1 | Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	180,379	180,538
ACL	48	56
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	1
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	116,655	110,299
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	44,788	50,148
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,377	7,048
Stage 1 | Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	287	240
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,272	12,802
Stage 1 | Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	80,249	80,475
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	80,432	80,657
ACL	183	182
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,523	9,984
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	40,307	21,962
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,390	26,238
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,530	6,991
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	660	670
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,022	14,812
Stage 1 | Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,937	9,895
Stage 1 | Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,095	10,020
ACL	158	125
Stage 1 | Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 1 | Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,683	1,643
Stage 1 | Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,091	2,129
Stage 1 | Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,786	1,846
Stage 1 | Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,382	3,550
Stage 1 | Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	867	592
Stage 1 | Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	286	260
Stage 1 | Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	341,786	327,143
Stage 1 | Loans: Business and government | FVTPL loans
Disclosure of credit risk exposure [line items]
FVTPL loans	12,649	13,231
Stage 1 | Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	342,536	327,899
ACL	750	756
Stage 1 | Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 1 | Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	209,777	188,707
Stage 1 | Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	132,650	139,069
Stage 1 | Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	109	123
Stage 1 | Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	613,442	599,114
Stage 1 | Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	612,303	597,995
Stage 1 | Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	281,767	268,056
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	335	256
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0	0
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	220,375	202,913
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	61,727	65,393
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0	6
Stage 1 | Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	282,102	268,312
Stage 2 | Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,263	14,414
Stage 2 | Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,410	14,592
ACL	147	178
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	684	844
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,769	3,051
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,020	6,713
Stage 2 | Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,392	3,032
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	545	952
Stage 2 | Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,671	10,925
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	13,223	11,457
ACL	552	532
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	16	1
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,049	35
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,840	2,682
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,543	5,566
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,450	2,164
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,325	1,009
Stage 2 | Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,422	2,102
Stage 2 | Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,946	2,629
ACL	524	527
Stage 2 | Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15	4
Stage 2 | Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	61	80
Stage 2 | Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	802	1,191
Stage 2 | Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	979	1,232
Stage 2 | Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	89	122
Stage 2 | Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	50,675	46,319
Stage 2 | Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	52,350	48,039
ACL	1,675	1,720
Stage 2 | Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 2 | Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,315	3,873
Stage 2 | Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	29,375	22,700
Stage 2 | Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	17,660	21,466
Stage 2 | Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	82,929	76,717
Stage 2 | Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	80,031	73,760
Stage 2 | Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	34,377	23,986
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	390	377
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0	0
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	6,380	1,544
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	20,550	13,733
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	7,837	9,086
Stage 2 | Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	34,767	24,363
Stage 3 | Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,100	891
Stage 3 | Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,135	903
ACL	35	12
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,135	903
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	458	467
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	614	627
ACL	156	160
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	614	627
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
ACL	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,035	4,759
Stage 3 | Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,054	5,561
ACL	1,019	802
Stage 3 | Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,054	5,561
Stage 3 | Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	0
Stage 3 | Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,803	7,091
Stage 3 | Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,593	6,117
Stage 3 | Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,646	1,604
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	58	56
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,704	1,660
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0	0
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0	0
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0	0
Stage 3 | Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	$ 1,704	$ 1,660